Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total short-term borrowings		$ 26,760,940	$ 18,784,459
Beijing Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.50%
Maturity (Months)		2024-10
Principal		$ 2,816,941
Total short-term borrowings		$ 2,816,939
China Construction Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.65%
Maturity (Months)	[1]	2024-02
Principal	[1]	$ 2,112,706
Total short-term borrowings	[1]	$ 2,112,706
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2024-11
Principal	[1]	$ 2,112,706
Total short-term borrowings	[1]	$ 2,112,706
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-04
Principal	[1]	$ 1,971,859
Total short-term borrowings	[1]	$ 1,971,859
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-05
Principal	[1]	$ 1,690,165
Total short-term borrowings	[1]	$ 1,690,165
Shanghai Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.30%
Maturity (Months)		2024-10
Principal		$ 1,408,471
Total short-term borrowings		$ 1,408,471
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.30%
Maturity (Months)		2024-07
Principal		$ 1,408,471
Total short-term borrowings		$ 1,408,471
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.30%
Maturity (Months)		2024-08
Principal		$ 1,408,471
Total short-term borrowings		$ 1,408,471
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2024-07
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]	$ 1,408,471
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2024-10
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]	$ 1,408,471
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2024-07
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]	$ 1,408,471
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 1,408,471
Total short-term borrowings	[2]	$ 1,408,471
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 1,267,623
Total short-term borrowings	[2]	$ 1,267,623
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2024-05
Principal	[1]	$ 845,082
Total short-term borrowings	[1]	$ 845,082
Shanghai Minhang Shangying Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.50%
Maturity (Months)		2024-01
Principal		$ 704,235
Total short-term borrowings		$ 704,235
Bank of Nanjing [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.50%
Maturity (Months)	[3]	2024-06
Principal	[3]	$ 704,235
Total short-term borrowings	[3]	$ 704,235
Bank of Nanjing [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.50%
Maturity (Months)	[3]	2024-07
Principal	[3]	$ 704,235
Total short-term borrowings	[3]	$ 704,235
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-03
Principal	[1]	$ 704,235
Total short-term borrowings	[1]	$ 704,235
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2024-11
Principal	[1]	$ 704,235
Total short-term borrowings	[1]	$ 704,235
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-03
Principal	[1]	$ 422,541
Total short-term borrowings	[1]	$ 422,541
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 140,847
Total short-term borrowings	[2]	$ 140,847
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.45%
Maturity (Months)		2023-04
Principal		$ 2,029,809
Total short-term borrowings			2,029,809
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		2.70%
Maturity (Months)		2023-05
Principal		$ 1,449,864
Total short-term borrowings			1,449,864
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.45%
Maturity (Months)		2023-06
Principal		$ 1,449,864
Total short-term borrowings			1,449,864
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.60%
Maturity (Months)		2023-10
Principal		$ 1,449,864
Total short-term borrowings			1,449,864
CHINA CITIC BANK [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity (Months)		2023-08
Principal		$ 1,448,414
Total short-term borrowings			1,448,414
CHINA CITIC BANK [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity (Months)		2023-09
Principal		$ 1,448,414
Total short-term borrowings			1,448,414
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.20%
Maturity (Months)		2023-01
Principal		$ 1,304,877
Total short-term borrowings			1,304,877
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity (Months)		2023-10
Principal		$ 1,304,877
Total short-term borrowings			1,304,877
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.00%
Maturity (Months)		2023-03
Principal		$ 1,159,891
Total short-term borrowings			1,159,891
Agricultura Bank of China [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		2.70%
Maturity (Months)		2023-05
Principal		$ 1,159,891
Total short-term borrowings			1,159,891
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity (Months)		2023-11
Principal		$ 869,918
Total short-term borrowings			869,918
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.65%
Maturity (Months)		2023-11
Principal		$ 724,932
Total short-term borrowings			724,932
Bank of Nanjing [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.50%
Maturity (Months)	[3]	2023-06
Principal	[3]	$ 724,932
Total short-term borrowings	[3]		724,932
Bank of Nanjing [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.50%
Maturity (Months)	[3]	2023-07
Principal	[3]	$ 724,932
Total short-term borrowings	[3]		724,932
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.35%
Maturity (Months)		2023-06
Principal		$ 724,932
Total short-term borrowings			724,932
China Merchants Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.05%
Maturity (Months)	[3]	2023-08
Principal	[3]	$ 704,634
Total short-term borrowings	[3]		664,062
Shanghai Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.20%
Maturity (Months)		2023-01
Principal		$ 144,986
Total short-term borrowings			$ 144,986

[1]	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I.
[2]	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.
[3]	These borrowings are guaranteed by Guizhou Xiao-I.